UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-05308

Perritt MicroCap Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Gerald W. Perritt, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2009

Date of reporting period:  January 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments
January 31, 2009 (Unaudited)
Perritt MicroCap Opportunities Fund

Shares					Value
	COMMON STOCKS - 99.52%
	Air Freight & Logistics - 0.15%
72,186	Park-Ohio Holdings Corp. (a)				$265,644
	Auto Components - 2.90%
250,000	Midas, Inc. (a)				2,187,500
97,000	Monro Muffler Brake, Inc.				2,354,190
489,781	SORL Auto Parts, Inc. (a)				768,956
					5,310,646
	Building Materials - 2.48%
370,000	Comfort Systems USA, Inc.				3,785,100
153,000	MFRI, Inc. (a)				752,760
					4,537,860
	Business Services - 6.34%
290,619	Barrett Business Services, Inc.				2,859,691
97,000	Exponent, Inc. (a)				2,378,440
375,600	GP Strategies Corporation (a)				1,468,596
318,735	RCM Technologies, Inc. (a)				384,076
229,700	Rentrak Corporation (a)				2,848,280
287,100	Tier Technologies, Inc. (a)				1,665,180
					11,604,263
	Chemicals and Related Products - 2.49%
308,000	Aceto Corporation				2,753,520
131,422	KMG Chemicals, Inc.				683,394
128,450	Penford Corporation				1,112,377
					4,549,291
	Commercial Services & Supplies - 0.73%
345,012	ICT Group, Inc. (a)				1,338,647
	Computers & Electronics - 3.62%
128,000	Astro-Med, Inc.				894,720
370,000	GSI Group, Inc. (a)				340,400
805,000	InFocus Corporation (a)				611,800
315,000	PC-Tel, Inc.				2,034,900
209,350	Rimage Corporation (a)				2,744,579
					6,626,399
	Construction & Engineering - 1.96%
142,700	Meadow Valley Corp. (a)				891,875
150,000	Sterling Construction Company, Inc. (a)				2,688,000
					3,579,875
	Consumer Products - Distributing - 0.61%
1,400,000	China 3C Group (a)				1,118,600
	Consumer Products - Manufacturing - 7.80%
246,170	Flexsteel Industries, Inc.				1,917,664
500,000	Furniture Brands International, Inc.				1,025,000
677,000	Hartmarx Corporation (a)				18,617
60,150	Hooker Furniture Corporation				486,012
381,458	Kimball International, Inc. - Class B				2,628,246
270,000	Lifetime Brands, Inc.				472,500
119,000	Matrixx Initiatives, Inc. (a)				2,057,510
65,000	Measurement Specialties, Inc. (a)				330,200
50,000	The Middleby Corporation (a)				1,158,000
150,000	Perry Ellis International, Inc. (a)				576,000
101,000	Steinway Musical Instruments, Inc. (a)				1,167,560
125,700	Tandy Brands Accessories, Inc.				194,835
200,000	Universal Electronics, Inc. (a)				2,256,000
					14,288,144
	Consumer Services - 0.34%
180,000	Stewart Enterprises, Inc. - Class A				615,600
	Electronic Equipment & Instruments - 1.53%
225,000	Methode Electronics, Inc.				1,039,500
103,000	NAM TAI Electronics, Inc.				584,010
205,000	Zygo Corp. (a)				1,172,600
					2,796,110
	Energy & Related Services - 2.75%
100,000	Matrix Service Co. (a)				529,000
100,000	Michael Baker Corporation (a)				3,496,000
443,000	TGC Industries, Inc. (a)				1,010,040
					5,035,040
	Environmental Services - 1.47%
1,405,808	Perma-Fix Environmental Services (a)				1,799,434
245,500	Versar, Inc. (a)				896,075
					2,695,509
	Financial Services - 2.29%
234,523	Nicholas Financial, Inc. (a)				670,736
502,400	Sanders Morris Harris Group, Inc.				2,089,984
260,000	TradeStation Group, Inc. (a)				1,432,600
					4,193,320
	Food Products - 2.73%
100,000	Cal-Maine Foods, Inc.				2,708,000
207,761	John B. Sanfilippo & Son's, Inc. (a)				1,142,686
300,000	Omega Protein Corp. (a)				1,146,000
					4,996,686
	Health Care Providers & Services - 2.31%
1,119,589	Health Grades, Inc. (a)				2,619,838
200,400	Virtual Radiologic Corporation (a)				1,609,212
					4,229,050
	Insurance - 0.23%
366,800	CRM Holdings Ltd. (a)				429,156
	Leisure - 0.40%
444,223	Century Casinos, Inc. (a)				732,968
	Medical Supplies & Services - 7.27%
234,000	Allied Healthcare Products, Inc. (a)				1,003,860
1,000,000	BioScrip, Inc. (a)				1,690,000
410,000	Candela Corp. (a)				221,400
113,900	Cutera, Inc. (a)				764,269
450,000	Five Star Quality Care, Inc. (a)				859,500
987,792	HealthTronics, Inc. (a)				1,817,537
400,000	Home Diagnostics, Inc. (a)				2,792,000
2,064,000	Hooper Holmes, Inc. (a)				474,720
109,000	National Dentex Corporation (a)				425,100
190,360	Psychemedics Corporation				1,298,255
400,000	VIVUS, Inc. (a)				1,964,000
					13,310,641
	Metals & Mining - 3.89%
280,257	Allied Nevada Gold Corp. (a)				1,401,285
175,000	AM Castle & Co.				1,480,500
494,000	Fronteer Development Group, Inc. (a)				1,101,620
400,000	NovaGold Resources, Inc. (a)				1,388,000
635,200	Polymet Mining Corp. (a)				527,216
90,000	Seabridge Gold, Inc. (a)				1,230,300
					7,128,921
	Military Equipment - 0.49%
150,000	Force Protection, Inc. (a)				901,500
	Oil & Gas - 12.32%
270,000	Allis-Chalmers Energy, Inc. (a)				972,000
175,200	Brigham Exploration Company (a)				438,000
88,200	Callon Petroleum Co. (a)				186,102
470,000	CE Franklin Ltd. (a)				1,673,200
642,000	Edge Petroleum Corp. (a)				115,560
925,000	Gasco Energy, Inc. (a)				388,500
60,000	GulfMark Offshore, Inc. (a)				1,436,400
225,000	Gulfport Energy Corp. (a)				861,750
1,250,000	Meridian Resource Corp. (a)				387,500
303,673	Mitcham Industries, Inc. (a)				1,099,296
101,500	NATCO Group, Inc. - Class A (a)				1,738,695
700,000	Newpark Resources, Inc. (a)				2,947,000
1,483,851	Star Gas Partners LP (a)				3,457,373
22,267	Tengasco, Inc. (a)				13,138
395,200	TransGlobe Energy Corporation (a)				1,171,768
238,500	TXCO Resources, Inc. (a)				383,985
313,952	Union Drilling, Inc. (a)				1,437,900
511,757	VAALCO Energy, Inc. (a)				3,843,295
					22,551,462
	Real Estate - 1.28%
278,609	Monmouth Real Estate Investment Corp. - Class A				1,663,296
31,000	Tejon Ranch Co. (a)				677,350
					2,340,646
	Retail - 4.71%
192,603	Haverty Furniture Companies, Inc.				1,544,676
383,112	PC Mall, Inc. (a)				1,520,955
118,195	Rush Enterprises, Inc. - Class A (a)				1,075,574
117,477	Rush Enterprises, Inc. - Class B (a)				1,037,322
426,600	Sport Supply Group, Inc.				3,438,396
					8,616,923
	Semiconductor Related Products - 3.49%
272,500	Actel Corporation (a)				2,457,950
400,000	Anadigics, Inc. (a)				812,000
241,213	CyberOptics Corporation (a)				1,353,205
725,029	FSI International, Inc. (a)				279,136
210,660	Rudolph Technologies, Inc. (a)				591,955
158,500	Techwell, Inc. (a)				895,525
					6,389,771
	Software - 4.29%
471,000	American Software, Inc. - Class A				1,954,650
440,800	iPass, Inc. (a)				559,816
350,000	Smith Micro Software, Inc. (a)				1,855,000
273,100	Ulticom, Inc. (a)				1,570,325
275,000	Vignette Corp. (a)				1,916,750
					7,856,541
	Specialty Manufacturing - 8.91%
141,456	AEP Industries, Inc. (a)				2,028,479
171,000	Apogee Enterprises, Inc.				1,752,750
150,000	Columbus McKinnon Corp., NY (a)				1,908,000
745,000	Flanders Corporation (a)				3,039,600
345,000	IMAX Corporation (a)				1,638,750
469,734	North American Galvanizing & Coatings, Inc. (a)				1,756,805
50,000	Northwest Pipe Company (a)				1,763,000
60,000	OYO Geospace Corp. (a)				897,000
350,000	Spartan Motors, Inc.				1,519,000
					16,303,384
	Telecommunications - 6.13%
200,000	Cogo Group, Inc. (a)				1,336,000
177,100	Digi International, Inc. (a)				1,345,960
334,200	Globecomm Systems, Inc. (a)				1,714,446
450,000	Harmonic, Inc. (a)				2,317,500
1,410,200	The Management Network Group, Inc. (a)				578,182
250,000	Oplink Communications, Inc. (a)				1,767,500
350,000	Radvision Ltd. (a)				1,575,000
100,000	Seachange International, Inc. (a)				592,000
					11,226,588
	Transportation - 3.61%
1,545,438	Grupo TMM, S.A.B. - ADR (a)				1,468,166
269,544	Star Bulk Carriers Corp.				592,997
315,000	StealthGas, Inc.				1,540,350
164,700	USA Truck, Inc. (a)				2,374,974
139,070	Vitran Corporation, Inc. (a)				643,894
					6,620,381
	TOTAL COMMON STOCKS (Cost $345,854,272)				$182,189,566

Contracts	WARRANTS - 0.00%				Value
598	Lantronix, Inc. (Acquired 05/28/08, Cost $0) (b)
	Expiration: 02/09/2011, Exercise Price: $4.68				$—
	TOTAL WARRANTS (Cost $0)				$—

	Total Investments (Cost $345,854,272) - 99.52%				$182,189,566
	Other Assets in Excess of Liabilities - 0.48%				873,818
	TOTAL NET ASSETS - 100.00%				$183,063,384

	Footnotes

	Percentages are stated as a percent of net assets.

	ADR	American Depository Receipt.
	(a)	Non Income Producing.
	(b)	Restricted under Rule 144A of the Securities Act of 1933. Such securities
	may be sold in transactions exempt from registration, normally to qualified
	institutional buyers. At January 31, 2009, the value of restricted securities amounted
	to $0 or 0.00% of Net Assets.

	The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows*:

	Cost of investments		$345,854,272

	Gross unrealized appreciation		12,071,061
	Gross unrealized depreciation		(175,735,767)
	Net unrealized appreciation		$(163,664,706)

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For
	the previous fiscal year's federal income tax information, please refer to the Notes to Financial
	Statements section in the Fund's most recent semi-annual or annual report.

	The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair
	Value Measurements ("SFAS 157"), effective with the beginning of the Fund's fiscal year. SFAS 157
	establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to
	readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements)
	and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not
	readily available or reliable.

	The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried
	at value. The inputs of methology used for valuing securities may not be an indication of the risk
	associated with investing in those securities.

	Description	Level 1	Level 2	Level 3	Total

	Investments in Securities	$ 182,189,566	$ —	$ —	$ 182,189,566

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Perritt MicroCap Opportunities Fund, Inc.

By (Signature and Title)        /s/ Michael J. Corbett
Michael J. Corbett, President

Date       3/26/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Michael J. Corbett
Michael J. Corbett, President

Date       3/26/09

By (Signature and Title)*      /s/ Samuel J. Schulz
Samuel J. Schulz, Treasurer

Date       3/26/09

* Print the name and title of each signing officer under his or her signature.